SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 93.9%
	Automobiles & Components — 2.1%
	Automobiles — 2.1%
	Ferrari NV	145,047	$ 37,541,065
			37,541,065
	Banks — 1.0%
	Banks — 1.0%
	HDFC Bank Ltd. ADR	273,221	17,778,490
			17,778,490
	Capital Goods — 3.8%
	Electrical Equipment — 1.6%
	Schneider Electric SE	141,867	27,854,967
	Machinery — 2.2%
	Otis Worldwide Corp.	453,168	39,457,338
			67,312,305
	Commercial & Professional Services — 5.5%
	Professional Services — 5.5%
	Experian plc	848,621	41,719,001
	Nihon M&A Center Holdings, Inc.	941,900	23,099,191
	Wolters Kluwer NV	291,920	34,431,544
			99,249,736
	Consumer Durables & Apparel — 4.6%
	Textiles, Apparel & Luxury Goods — 4.6%
	adidas AG	108,668	31,325,518
	LVMH Moet Hennessy Louis Vuitton SE	61,321	50,754,731
			82,080,249
	Consumer Services — 1.5%
	Hotels, Restaurants & Leisure — 1.5%
[a]	Evolution AB	193,031	27,475,761
			27,475,761
	Diversified Financials — 1.6%
	Capital Markets — 1.6%
	Japan Exchange Group, Inc.	1,279,800	28,014,747
			28,014,747
	Food, Beverage & Tobacco — 6.8%
	Beverages — 1.3%
	Kweichow Moutai Co. Ltd. Class A	70,681	22,734,676
	Food Products — 5.5%
	Nestle SA	711,044	99,446,277
			122,180,953
	Materials — 5.4%
	Chemicals — 4.4%
	Air Liquide SA	199,294	34,787,716
	JSR Corp.	426,000	16,202,295
	Sika AG	66,748	27,850,735
	Containers & Packaging — 1.0%
	SIG Combibloc Group AG	636,633	17,788,275
			96,629,021
	Media & Entertainment — 11.5%
	Entertainment — 3.9%
	Activision Blizzard, Inc.	488,189	32,479,214
[b]	Sea Ltd. ADR	63,543	14,215,205
[b]	Ubisoft Entertainment SA	475,892	23,335,449
	Interactive Media & Services — 7.6%
	carsales.com Ltd.	1,457,493	26,605,411
[b]	Hemnet Group AB	1,045,510	19,357,011

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Tencent Holdings Ltd.	1,254,800	$ 73,509,326
[b]	Yandex NV Class A	271,614	16,432,647
			205,934,263
	Pharmaceuticals, Biotechnology & Life Sciences — 9.3%
	Biotechnology — 2.2%
	CSL Ltd.	182,287	38,556,131
	Life Sciences Tools & Services — 3.0%
	Lonza Group AG	64,752	54,121,075
	Pharmaceuticals — 4.1%
	AstraZeneca plc	631,306	74,153,875
			166,831,081
	Retailing — 5.8%
	Internet & Direct Marketing Retail — 4.0%
[a,b]	Boozt AB	687,649	13,987,062
[b]	MercadoLibre, Inc.	42,904	57,851,753
	Multiline Retail — 1.8%
	B&M European Value Retail SA	3,740,219	32,096,715
			103,935,530
	Semiconductors & Semiconductor Equipment — 12.9%
	Semiconductors & Semiconductor Equipment — 12.9%
	ASML Holding NV	92,956	74,790,323
	Infineon Technologies AG	392,090	18,195,032
	SK Hynix, Inc.	277,142	30,540,990
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,834,000	107,453,284
			230,979,629
	Software & Services — 18.9%
	Information Technology Services — 16.3%
[a,b]	Adyen NV	31,302	82,375,654
	Edenred	327,801	15,140,777
[b]	GDS Holdings Ltd. Class A	2,660,788	15,457,893
	Mastercard, Inc. Class A	119,559	42,959,940
	Nomura Research Institute Ltd.	581,900	24,964,588
[b]	Shopify, Inc. Class A	34,939	48,124,629
	Visa, Inc. Class A	191,845	41,574,730
[b]	Wix.com Ltd.	132,144	20,851,002
	Software — 2.6%
[b]	Atlassian Corp. plc Class A	62,252	23,736,065
[b]	Elastic NV	144,795	17,822,816
[b]	Unifiedpost Group SA	318,632	5,426,926
			338,435,020
	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.9%
[a]	Cellnex Telecom SA	581,256	33,868,863
			33,868,863
	Transportation — 1.3%
	Air Freight & Logistics — 1.3%
	DSV AS	99,278	23,215,858
			23,215,858
	Total Common Stock (Cost $1,126,119,464)		1,681,462,571
	Short-Term Investments — 5.8%
[c]	Thornburg Capital Management Fund	10,447,441	104,474,414
	Total Short-Term Investments (Cost $104,474,414)		104,474,414
	Total Investments — 99.7% (Cost $1,230,593,878)		$1,785,936,985
	Other Assets Less Liabilities — 0.3%		5,142,077

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2021 (Unaudited)

Issuer-Description	SHARES	VALUE
Net Assets — 100.0%		$1,791,079,062

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $157,707,340, representing 8.81% of the Fund’s net assets.
b	Non-income producing.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$64,240,267	$228,307,770	$(188,073,623)	$-	$-	$104,474,414	$27,460